Quarterly Holdings Report
for
Fidelity® Hedged Equity Fund
April 30, 2023
FHE-NPRT1-0623
1.9905822.100
Common Stocks - 95.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 0.8%
Frontier Communications Parent, Inc. (a)	527	11,879
Iridium Communications, Inc.	253	16,058
Lumen Technologies, Inc. (b)	4,625	10,961
Verizon Communications, Inc.	9,744	378,360
		417,258
Entertainment - 1.5%
Activision Blizzard, Inc.	1,672	129,931
Liberty Media Corp. Liberty Formula One Class A (a)	237	15,353
Madison Square Garden Sports Corp.	82	16,441
Netflix, Inc. (a)	719	237,220
Roblox Corp. (a)	378	13,457
Spotify Technology SA (a)	137	18,303
The Walt Disney Co. (a)	3,168	324,720
Warner Bros Discovery, Inc.	4,503	61,286
		816,711
Interactive Media & Services - 4.9%
Alphabet, Inc. Class A (a)	16,663	1,788,606
Meta Platforms, Inc. Class A (a)	3,364	808,436
Pinterest, Inc. Class A (a)	493	11,339
		2,608,381
Media - 0.8%
Comcast Corp. Class A	8,437	349,039
DISH Network Corp. Class A (a)	1,470	11,040
Liberty Media Corp. Liberty SiriusXM Series A (a)	501	14,078
Nexstar Broadcasting Group, Inc. Class A	108	18,733
Sirius XM Holdings, Inc. (b)	3,724	14,151
		407,041
TOTAL COMMUNICATION SERVICES		4,249,391
CONSUMER DISCRETIONARY - 9.3%
Automobile Components - 0.1%
Gentex Corp.	545	15,037
Lear Corp.	163	20,809
		35,846
Automobiles - 1.5%
Ford Motor Co.	8,977	106,647
Harley-Davidson, Inc.	279	10,351
Tesla, Inc. (a)	3,957	650,175
		767,173
Broadline Retail - 2.8%
Amazon.com, Inc. (a)	13,394	1,412,397
Etsy, Inc. (a)	406	41,018
Kohl's Corp.	651	14,342
Macy's, Inc.	917	14,984
		1,482,741
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A (a)	189	22,618
ARAMARK Holdings Corp.	496	17,211
Booking Holdings, Inc. (a)	60	161,179
Boyd Gaming Corp.	400	27,760
Choice Hotels International, Inc.	117	14,920
Churchill Downs, Inc.	59	17,259
Doordash, Inc. (a)	236	14,441
Hyatt Hotels Corp. Class A (a)	243	27,775
Las Vegas Sands Corp. (a)	741	47,313
Marriott Vacations Worldwide Corp.	156	20,991
McDonald's Corp.	1,409	416,712
Starbucks Corp.	1,942	221,951
Texas Roadhouse, Inc. Class A	295	32,633
Vail Resorts, Inc.	93	22,368
Wendy's Co.	1,033	22,829
Wyndham Hotels & Resorts, Inc.	325	22,172
		1,110,132
Household Durables - 0.4%
Leggett & Platt, Inc.	562	18,158
PulteGroup, Inc.	1,377	92,466
Taylor Morrison Home Corp. (a)	420	18,098
Tempur Sealy International, Inc.	346	12,965
Toll Brothers, Inc.	465	29,718
TopBuild Corp. (a)	89	20,068
Whirlpool Corp.	273	38,108
		229,581
Specialty Retail - 1.9%
AutoNation, Inc. (a)	148	19,492
Burlington Stores, Inc. (a)	127	24,487
Dick's Sporting Goods, Inc.	85	12,326
Five Below, Inc. (a)	139	27,433
Floor & Decor Holdings, Inc. Class A (a)	316	31,391
Foot Locker, Inc.	354	14,864
Gap, Inc.	940	9,024
Lithia Motors, Inc. Class A (sub. vtg.)	68	15,021
Murphy U.S.A., Inc.	70	19,266
Penske Automotive Group, Inc. (b)	199	27,577
Petco Health & Wellness Co., Inc. (a)(b)	1,392	13,864
RH (a)	49	12,501
Ross Stores, Inc.	1,192	127,222
The Home Depot, Inc.	1,922	577,638
Tractor Supply Co.	321	76,526
Williams-Sonoma, Inc.	110	13,314
		1,021,946
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	2,054	260,283
Ralph Lauren Corp. (b)	221	25,369
		285,652
TOTAL CONSUMER DISCRETIONARY		4,933,071
CONSUMER STAPLES - 7.0%
Beverages - 2.2%
Brown-Forman Corp. Class B (non-vtg.)	1,343	87,416
PepsiCo, Inc.	2,832	540,600
The Coca-Cola Co.	8,068	517,562
		1,145,578
Consumer Staples Distribution & Retail - 2.0%
BJ's Wholesale Club Holdings, Inc. (a)	261	19,933
Casey's General Stores, Inc.	54	12,356
Costco Wholesale Corp.	759	381,944
Dollar Tree, Inc. (a)	544	83,618
Performance Food Group Co. (a)	180	11,284
Target Corp.	1,111	175,260
U.S. Foods Holding Corp. (a)	730	28,032
Walmart, Inc.	2,400	362,328
		1,074,755
Food Products - 1.1%
Campbell Soup Co.	1,820	98,826
Flowers Foods, Inc.	761	20,935
Hormel Foods Corp.	1,874	75,785
Ingredion, Inc.	239	25,375
Kellogg Co.	1,892	132,005
Post Holdings, Inc. (a)	139	12,578
The Hershey Co.	814	222,271
		587,775
Household Products - 1.7%
Colgate-Palmolive Co.	3,182	253,924
Procter & Gamble Co.	4,140	647,413
		901,337
Personal Care Products - 0.0%
Coty, Inc. Class A (a)	1,250	14,838
TOTAL CONSUMER STAPLES		3,724,283
ENERGY - 4.5%
Energy Equipment & Services - 0.4%
Halliburton Co.	2,225	72,869
Schlumberger Ltd.	2,621	129,346
		202,215
Oil, Gas & Consumable Fuels - 4.1%
Antero Resources Corp. (a)	362	8,322
Cheniere Energy, Inc.	212	32,436
Chesapeake Energy Corp.	199	16,453
Chevron Corp.	3,277	552,437
CNX Resources Corp. (a)	725	11,259
Coterra Energy, Inc.	1,981	50,714
Devon Energy Corp.	1,794	95,853
Diamondback Energy, Inc.	791	112,480
Exxon Mobil Corp.	7,234	856,072
Kinder Morgan, Inc.	7,494	128,522
Marathon Oil Corp.	2,955	71,393
Murphy Oil Corp.	533	19,566
Occidental Petroleum Corp.	1,507	92,726
Ovintiv, Inc.	689	24,859
PDC Energy, Inc.	171	11,124
Range Resources Corp.	527	13,939
Targa Resources Corp.	798	60,273
		2,158,428
TOTAL ENERGY		2,360,643
FINANCIALS - 12.5%
Banks - 3.0%
Bank of America Corp.	13,448	393,757
Cadence Bank	740	14,963
Commerce Bancshares, Inc.	325	18,151
Cullen/Frost Bankers, Inc.	82	9,041
East West Bancorp, Inc.	181	9,356
First Citizens Bancshares, Inc.	16	16,115
FNB Corp., Pennsylvania	784	9,000
Huntington Bancshares, Inc.	7,168	80,282
JPMorgan Chase & Co.	4,989	689,679
New York Community Bancorp, Inc.	1,404	15,009
Old National Bancorp, Indiana	697	9,347
Popular, Inc.	261	15,663
Prosperity Bancshares, Inc.	324	20,289
Synovus Financial Corp.	415	12,782
Webster Financial Corp.	260	9,698
Wells Fargo & Co.	6,451	256,427
Wintrust Financial Corp.	267	18,255
		1,597,814
Capital Markets - 1.9%
Affiliated Managers Group, Inc.	87	12,561
Ares Management Corp.	297	26,014
Blackstone, Inc.	435	38,859
Carlyle Group LP	747	22,657
Charles Schwab Corp.	2,467	128,876
Evercore, Inc. Class A	215	24,525
Franklin Resources, Inc.	1,674	44,997
Interactive Brokers Group, Inc.	298	23,199
Invesco Ltd.	2,567	43,973
Janus Henderson Group PLC	303	7,863
Jefferies Financial Group, Inc.	727	23,286
KKR & Co. LP	571	30,303
Lazard Ltd. Class A	192	6,010
LPL Financial	86	17,960
Morgan Stanley	3,076	276,748
Morningstar, Inc.	55	9,807
NASDAQ, Inc.	2,063	114,228
SEI Investments Co.	379	22,327
State Street Corp.	1,179	85,195
Stifel Financial Corp.	363	21,769
Tradeweb Markets, Inc. Class A	311	21,898
		1,003,055
Consumer Finance - 0.5%
Ally Financial, Inc.	1,003	26,459
American Express Co.	1,227	197,964
SLM Corp.	781	11,731
		236,154
Financial Services - 4.8%
Apollo Global Management, Inc.	404	25,610
Berkshire Hathaway, Inc. Class B (a)	3,055	1,003,720
Block, Inc. Class A (a)	362	22,006
Equitable Holdings, Inc.	1,138	29,577
MasterCard, Inc. Class A	1,520	577,646
PayPal Holdings, Inc. (a)	2,165	164,540
The Western Union Co.	1,374	15,018
Visa, Inc. Class A	2,929	681,666
Voya Financial, Inc.	393	30,057
WEX, Inc. (a)	63	11,173
		2,561,013
Insurance - 2.1%
AFLAC, Inc.	2,708	189,154
American Financial Group, Inc.	158	19,391
Arch Capital Group Ltd. (a)	1,476	110,803
Assured Guaranty Ltd.	213	11,474
Axis Capital Holdings Ltd.	148	8,368
Brighthouse Financial, Inc. (a)	239	10,564
Brown & Brown, Inc.	1,440	92,722
Fidelity National Financial, Inc.	662	23,494
First American Financial Corp.	263	15,151
Globe Life, Inc.	581	63,050
Hanover Insurance Group, Inc.	148	17,695
Loews Corp.	2,310	132,987
Markel Corp. (a)	36	49,267
Old Republic International Corp.	928	23,451
Primerica, Inc.	91	16,608
Principal Financial Group, Inc.	1,234	92,167
Reinsurance Group of America, Inc.	96	13,663
RenaissanceRe Holdings Ltd.	71	15,294
Selective Insurance Group, Inc.	143	13,775
Unum Group	330	13,926
W.R. Berkley Corp.	1,535	90,442
Willis Towers Watson PLC	455	105,378
		1,128,824
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	1,821	18,046
Annaly Capital Management, Inc.	1,278	25,534
Rithm Capital Corp.	1,613	13,162
Starwood Property Trust, Inc.	1,653	29,572
		86,314
TOTAL FINANCIALS		6,613,174
HEALTH CARE - 13.7%
Biotechnology - 2.5%
AbbVie, Inc.	2,849	430,541
Alnylam Pharmaceuticals, Inc. (a)	56	11,155
Amgen, Inc.	892	213,848
Biogen, Inc. (a)	298	90,661
BioMarin Pharmaceutical, Inc. (a)	104	9,988
Gilead Sciences, Inc.	2,001	164,502
Moderna, Inc. (a)	527	70,033
Regeneron Pharmaceuticals, Inc. (a)	197	157,953
Vertex Pharmaceuticals, Inc. (a)	497	169,343
		1,318,024
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	3,347	369,743
Boston Scientific Corp. (a)	4,921	256,483
DexCom, Inc. (a)	789	95,737
Envista Holdings Corp. (a)	398	15,319
GE Healthcare Holding LLC	1,079	87,766
Globus Medical, Inc. (a)	355	20,640
Integra LifeSciences Holdings Corp. (a)	181	10,013
Intuitive Surgical, Inc. (a)	830	250,013
Masimo Corp. (a)	44	8,322
Penumbra, Inc. (a)	51	14,490
STERIS PLC	423	79,757
Teleflex, Inc.	248	67,585
The Cooper Companies, Inc.	300	114,435
		1,390,303
Health Care Providers & Services - 2.9%
Acadia Healthcare Co., Inc. (a)	248	17,928
Centene Corp. (a)	1,540	106,152
Chemed Corp.	43	23,704
CVS Health Corp.	2,490	182,542
Encompass Health Corp.	406	26,045
HCA Holdings, Inc.	572	164,353
Humana, Inc.	387	205,300
Option Care Health, Inc. (a)	314	10,095
Tenet Healthcare Corp. (a)	252	18,477
UnitedHealth Group, Inc.	1,653	813,425
		1,568,021
Health Care Technology - 0.1%
Teladoc Health, Inc. (a)(b)	811	21,516
Veeva Systems, Inc. Class A (a)	205	36,711
		58,227
Life Sciences Tools & Services - 1.3%
Avantor, Inc. (a)	935	18,214
Danaher Corp.	1,182	280,028
QIAGEN NV (a)	471	21,011
Thermo Fisher Scientific, Inc.	626	347,367
		666,620
Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	3,774	251,990
Eli Lilly & Co.	1,210	478,991
Johnson & Johnson	4,527	741,070
Merck & Co., Inc.	3,956	456,799
Pfizer, Inc.	8,814	342,776
Royalty Pharma PLC	476	16,731
		2,288,357
TOTAL HEALTH CARE		7,289,552
INDUSTRIALS - 8.1%
Aerospace & Defense - 1.6%
Curtiss-Wright Corp.	73	12,398
HEICO Corp.	256	43,172
Howmet Aerospace, Inc.	2,065	91,459
Lockheed Martin Corp.	433	201,107
Raytheon Technologies Corp.	3,047	304,395
The Boeing Co. (a)	934	193,133
Woodward, Inc.	132	12,675
		858,339
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	545	54,974
United Parcel Service, Inc. Class B	1,427	256,589
		311,563
Building Products - 0.4%
Builders FirstSource, Inc. (a)	192	18,196
Carlisle Companies, Inc.	93	20,074
Fortune Brands Home & Security, Inc.	330	21,348
Lennox International, Inc.	145	40,877
Masco Corp.	1,640	87,756
Owens Corning	255	27,237
Trex Co., Inc. (a)	282	15,414
		230,902
Commercial Services & Supplies - 0.9%
Cintas Corp.	429	195,525
Clean Harbors, Inc. (a)	175	25,403
Driven Brands Holdings, Inc. (a)	500	15,350
Republic Services, Inc.	1,446	209,121
Ritchie Bros. Auctioneers, Inc.	258	14,755
Tetra Tech, Inc.	89	12,315
		472,469
Construction & Engineering - 0.1%
AECOM	343	28,486
Willscot Mobile Mini Holdings (a)	283	12,848
		41,334
Electrical Equipment - 0.4%
AMETEK, Inc.	998	137,654
Hubbell, Inc. Class B	91	24,508
nVent Electric PLC	348	14,592
Regal Rexnord Corp.	156	20,305
Sensata Technologies, Inc. PLC	546	23,724
		220,783
Ground Transportation - 0.6%
Knight-Swift Transportation Holdings, Inc. Class A	412	23,204
Landstar System, Inc.	138	24,292
Saia, Inc. (a)	59	17,568
Uber Technologies, Inc. (a)	683	21,207
Union Pacific Corp.	1,217	238,167
Werner Enterprises, Inc.	312	14,093
XPO, Inc. (a)	194	8,571
		347,102
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	1,550	309,752
Machinery - 2.1%
AGCO Corp.	99	12,270
Caterpillar, Inc.	937	205,016
Cummins, Inc.	636	149,485
Dover Corp.	946	138,267
Fortive Corp.	1,720	108,515
Graco, Inc.	535	42,420
IDEX Corp.	499	102,954
ITT, Inc.	287	24,234
Lincoln Electric Holdings, Inc.	150	25,170
Middleby Corp. (a)	187	26,345
Oshkosh Corp.	148	11,325
PACCAR, Inc.	1,677	125,255
Snap-On, Inc.	319	82,752
Timken Co.	213	16,369
Toro Co.	118	12,303
		1,082,680
Passenger Airlines - 0.2%
American Airlines Group, Inc. (a)	3,183	43,416
JetBlue Airways Corp. (a)	1,763	12,588
United Airlines Holdings, Inc. (a)	946	41,435
		97,439
Professional Services - 0.3%
Booz Allen Hamilton Holding Corp. Class A	207	19,814
CACI International, Inc. Class A (a)	71	22,246
Genpact Ltd.	441	19,647
KBR, Inc.	435	24,678
Science Applications International Corp.	215	21,936
SS&C Technologies Holdings, Inc.	792	46,364
TransUnion Holding Co., Inc.	353	24,290
		178,975
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	148	102,944
Watsco, Inc.	77	26,671
WESCO International, Inc.	102	14,688
		144,303
TOTAL INDUSTRIALS		4,295,641
INFORMATION TECHNOLOGY - 24.8%
Communications Equipment - 0.7%
Ciena Corp. (a)	192	8,840
Cisco Systems, Inc.	8,230	388,868
		397,708
Electronic Equipment, Instruments & Components - 0.3%
Arrow Electronics, Inc. (a)	207	23,687
Avnet, Inc.	102	4,209
Jabil, Inc.	341	26,649
Keysight Technologies, Inc. (a)	670	96,909
TD SYNNEX Corp.	222	19,767
		171,221
IT Services - 1.4%
Accenture PLC Class A	1,186	332,424
Amdocs Ltd.	243	22,174
Cloudflare, Inc. (a)	222	10,445
Cognizant Technology Solutions Corp. Class A	1,672	99,835
GoDaddy, Inc. (a)	275	20,812
IBM Corp.	1,717	217,046
MongoDB, Inc. Class A (a)	63	15,117
Okta, Inc. (a)	54	3,701
Snowflake, Inc. (a)	47	6,960
Twilio, Inc. Class A (a)	267	14,047
		742,561
Semiconductors & Semiconductor Equipment - 6.0%
Advanced Micro Devices, Inc. (a)	2,662	237,903
Broadcom, Inc.	770	482,405
Enphase Energy, Inc. (a)	226	37,109
Entegris, Inc. (b)	415	31,092
Intel Corp.	7,800	242,268
Lam Research Corp.	453	237,408
Lattice Semiconductor Corp. (a)	221	17,614
Micron Technology, Inc.	2,356	151,632
MKS Instruments, Inc.	242	20,297
Monolithic Power Systems, Inc.	129	59,594
NVIDIA Corp.	3,798	1,053,907
Qualcomm, Inc.	1,888	220,518
SolarEdge Technologies, Inc. (a)	96	27,420
Teradyne, Inc.	577	52,726
Texas Instruments, Inc.	1,756	293,603
Universal Display Corp.	116	15,481
Wolfspeed, Inc. (a)	111	5,167
		3,186,144
Software - 9.1%
Adobe, Inc. (a)	804	303,558
Aspen Technology, Inc.	47	8,319
Atlassian Corp. PLC (a)	88	12,994
Bentley Systems, Inc. Class B	383	16,300
Bill Holdings, Inc. (a)	85	6,529
Black Knight, Inc. (a)	269	14,698
Crowdstrike Holdings, Inc. (a)	122	14,646
Datadog, Inc. Class A (a)	218	14,689
DocuSign, Inc. (a)	322	15,920
Dolby Laboratories, Inc. Class A	283	23,684
Dropbox, Inc. Class A (a)	960	19,526
Dynatrace, Inc. (a)	332	14,037
Elastic NV (a)	252	14,427
Guidewire Software, Inc. (a)	328	24,990
HubSpot, Inc. (a)	43	18,101
Manhattan Associates, Inc. (a)	150	24,852
Microsoft Corp.	11,247	3,455,753
Oracle Corp.	2,832	268,247
Palantir Technologies, Inc. (a)(b)	1,737	13,462
Palo Alto Networks, Inc. (a)	118	21,530
Paylocity Holding Corp. (a)	47	9,085
Procore Technologies, Inc. (a)	286	15,275
Qualys, Inc. (a)	118	13,327
Salesforce, Inc. (a)	1,677	332,666
Splunk, Inc. (a)	235	20,266
UiPath, Inc. Class A (a)	938	13,207
VMware, Inc. Class A (a)	300	37,509
Workday, Inc. Class A (a)	239	44,487
Zoom Video Communications, Inc. Class A (a)	181	11,119
Zscaler, Inc. (a)	120	10,812
		4,814,015
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	22,263	3,777,583
Dell Technologies, Inc.	556	24,180
Hewlett Packard Enterprise Co.	4,584	65,643
		3,867,406
TOTAL INFORMATION TECHNOLOGY		13,179,055
MATERIALS - 2.4%
Chemicals - 1.7%
Albemarle Corp.	227	42,099
Ashland, Inc.	203	20,627
Axalta Coating Systems Ltd. (a)	1,372	43,314
Celanese Corp. Class A	598	63,532
Eastman Chemical Co.	938	79,045
Element Solutions, Inc.	1,132	20,546
Huntsman Corp.	798	21,378
Linde PLC	1,115	411,937
LyondellBasell Industries NV Class A	1,204	113,910
Olin Corp.	229	12,687
RPM International, Inc.	248	20,343
Valvoline, Inc.	404	13,958
Westlake Corp.	126	14,336
		877,712
Construction Materials - 0.0%
Eagle Materials, Inc.	108	16,007
Containers & Packaging - 0.3%
Aptargroup, Inc.	201	23,821
Berry Global Group, Inc.	410	23,702
Crown Holdings, Inc.	387	33,197
Graphic Packaging Holding Co.	945	23,304
Silgan Holdings, Inc.	451	22,216
Sonoco Products Co.	336	20,368
		146,608
Metals & Mining - 0.4%
Alcoa Corp.	268	9,954
Newmont Corp.	2,076	98,402
Reliance Steel & Aluminum Co.	66	16,355
Royal Gold, Inc.	132	17,482
Southern Copper Corp.	215	16,518
Steel Dynamics, Inc.	511	53,118
		211,829
TOTAL MATERIALS		1,252,156
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.7%
American Homes 4 Rent Class A	1,299	43,205
American Tower Corp.	1,041	212,770
Americold Realty Trust	455	13,463
Apartment Income (REIT) Corp.	386	14,274
Brixmor Property Group, Inc.	1,005	21,437
Camden Property Trust (SBI)	958	105,428
CubeSmart	476	21,653
EastGroup Properties, Inc.	129	21,486
Equity Lifestyle Properties, Inc.	346	23,839
Federal Realty Investment Trust (SBI)	692	68,432
First Industrial Realty Trust, Inc.	409	21,460
Gaming & Leisure Properties	423	21,996
Healthcare Trust of America, Inc.	881	17,426
Healthpeak Properties, Inc.	3,612	79,356
Independence Realty Trust, Inc.	1,109	18,465
Kite Realty Group Trust	665	13,779
Lamar Advertising Co. Class A	234	24,729
Life Storage, Inc.	173	23,248
Mid-America Apartment Communities, Inc.	763	117,349
National Retail Properties, Inc.	466	20,271
Omega Healthcare Investors, Inc.	638	17,073
Physicians Realty Trust	877	12,646
Prologis (REIT), Inc.	1,692	211,923
Rexford Industrial Realty, Inc.	346	19,296
SBA Communications Corp. Class A	341	88,963
Spirit Realty Capital, Inc.	366	14,076
Sun Communities, Inc.	295	40,984
UDR, Inc.	2,081	86,008
WP Carey, Inc.	422	31,312
		1,426,347
Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc. (a)	82	11,401
TOTAL REAL ESTATE		1,437,748
UTILITIES - 2.9%
Electric Utilities - 1.4%
Exelon Corp.	3,794	161,017
NextEra Energy, Inc.	4,254	325,984
OGE Energy Corp.	508	19,070
PNM Resources, Inc.	300	14,439
Xcel Energy, Inc.	2,918	203,997
		724,507
Gas Utilities - 0.0%
National Fuel Gas Co.	202	11,292
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp.	287	6,848
Multi-Utilities - 1.5%
Ameren Corp.	1,851	164,683
Black Hills Corp.	262	17,106
CMS Energy Corp.	2,381	148,241
Consolidated Edison, Inc.	1,982	195,168
DTE Energy Co.	1,225	137,702
NiSource, Inc.	4,249	120,927
		783,827
Water Utilities - 0.0%
Essential Utilities, Inc.	665	28,396
TOTAL UTILITIES		1,554,870
TOTAL COMMON STOCKS (Cost $46,682,338)		50,889,584

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (c)	378,475	378,551
Fidelity Securities Lending Cash Central Fund 4.88% (c)(d)	126,037	126,050
TOTAL MONEY MARKET FUNDS (Cost $504,601)		504,601

Equity Funds - 1.8%
	Shares	Value ($)
Domestic Equity Funds - 1.8%
iShares S&P 500 Index ETF (Cost $931,753)	2,288	955,606

Purchased Options - 1.5%
	Counterparty	Number of Contracts	Notional Amount	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	41	17,094,868	3,850	05/19/23	18,655
S&P 500 Index	Chicago Board Options Exchange	59	24,599,932	2,600	02/16/24	131,275
S&P 500 Index	Chicago Board Options Exchange	57	23,766,036	2,650	03/15/24	152,190
S&P 500 Index	Chicago Board Options Exchange	47	19,596,556	3,760	06/16/23	67,680
S&P 500 Index	Chicago Board Options Exchange	50	20,847,400	3,910	07/21/23	245,250
S&P 500 Index	Chicago Board Options Exchange	52	21,681,296	2,650	04/19/24	157,560

						772,610
TOTAL PURCHASED OPTIONS (Cost 1,519,311)						772,610

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $49,638,003)	53,122,401
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(54,009)
NET ASSETS - 100.0%	53,068,392

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	575,547	1,705,183	1,902,179	2,830	-	-	378,551	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	-	2,021,502	1,895,452	201	-	-	126,050	0.0%
Total	575,547	3,726,685	3,797,631	3,031	-	-	504,601

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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